Transactions with Related Parties (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2020	Aug. 31, 2019
Related Party Transaction [Line Items]
Vessel operating expenses	$ 4,976	$ 3,917	$ 4,221
General and administrative expenses	7,195	5,502	5,713
Capital Executive and or CSM Managers [Member]
Related Party Transaction [Line Items]
Vessel operating expenses	4,976	3,917	4,221
Capital Executive Ship Management Corp [Member]
Related Party Transaction [Line Items]
Number of vessels change manager				1	10
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and administrative expenses	$ 1,880	$ 1,880	$ 1,688